CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Principal	$ 339,833	$ 799,500
Debt Discount	88,449	342,353
Net	251,384	457,147
Convertible Notes Payable [Member] | Armada Investment Fund, LLC #7 [Member]
Debt Discount	28,021	0
Net	59,979	0
Principal	88,000	0
Convertible Notes Payable [Member] | BHP Capital NY, Inc. #6 [Member]
Debt Discount	19,188	0
Net	41,312	0
Principal	60,500	0
Convertible Notes Payable [Member] | BHP Capital NY, Inc. #5 [Member]
Debt Discount	21,141	0
Net	62,192	0
Principal	83,333	0
Convertible Notes Payable [Member] | Armada Investment Fund, LLC #6 [Member]
Debt Discount	4,167	0
Net	17,833	0
Principal	22,000	0
Convertible Notes Payable [Member] | Armada Investment Fund, LLC #5 [Member]
Debt Discount	2,739	0
Net	17,261	0
Principal	20,000	0
Convertible Notes Payable [Member] | BHP Capital NY, Inc. #4 [Member]
Debt Discount	13,193	0
Net	52,807	0
Principal	66,000	0
Convertible Notes Payable [Member] | St. George Investments LLC [Member]
Debt Discount	0	234,671
Net	0	265,329
Principal	0	500,000
Convertible Notes Payable [Member] | Jefferson Street Capital LLC [Member]
Debt Discount	0	16,747
Net	0	21,753
Principal	0	38,500
Convertible Notes Payable [Member] | Armada Investment Fund, LLC #2 [Member]
Debt Discount	0	16,747
Net	0	21,753
Principal	0	38,500
Convertible Notes Payable [Member] | BHP Capital NY, Inc. #2 [Member]
Debt Discount	0	16,748
Net	0	21,752
Principal	0	38,500
Convertible Notes Payable [Member] | Geneva Roth Remark Holdings, Inc. #4 [Member]
Debt Discount	0	21,605
Net	0	41,395
Principal	0	63,000
Convertible Notes Payable [Member] | Geneva Roth Remark Holdings, Inc. #3 [Member]
Debt Discount	0	24,253
Net	0	53,747
Principal	0	78,000
Convertible Notes Payable [Member] | Geneva Roth Remark Holdings, Inc. #2 [Member]
Debt Discount	0	11,582
Net	0	31,418
Principal	$ 0	$ 43,000